SUMMARY OF COMPANY'S RESTRICTED STOCK ACTIVITY (Details) - Restricted Stock [Member] - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested at the beginning of the period (in shares)	51	79	14
Unvested at the beginning of the period (in dollars per share)	$ 8.99	$ 12.99	$ 3.60
Granted (in shares)	99	24	87
Granted (in dollars per share)	$ 3.61	$ 4.51	$ 13.01
Vested (in shares)	(26)	(29)	(22)
Vested (in dollars per share)	$ 9.06	$ 13.01	$ 7.18
Forfeited (in shares)	(1)	(23)
Forfeited (in dollars per share)	$ 13.26	$ 12.95
Unvested at the beginning of the period (in shares)	123	51	79
Unvested at the ending of the period (in dollars per share)	$ 4.75	$ 8.99	$ 12.99